Acquisition (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition

Amount
RMB
(in thousands)
Total Cash consideration	935,932
Less: consideration for New Warrant	(74,383)
Less: settlement of pre-existing relationship (Revised - Note 1)	(129,571)
Purchase consideration	731,978

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

	Amount	Amortization Period
	RMB
	(in thousands)
Intangible assets
- Technologies	202,100	5 years
- Trademarks	106,900	10 years
- Customer relationship	41,300	5 years
- Database	73,500	5 years
Goodwill (Revised -Note 1)	2,437,542
Net liabilities acquired, excluding intangible assets and the related deferred tax liabilities	(861,918)
Deferred tax liabilities	(63,570)
Noncontrolling interests	(147,639)
Convertible redeemable noncontrolling interests (Note 2)	(1,056,237)
	731,978

Summary of Acquisition Adjustments to Financial Statement Accounts

	For the year ended December 31, 2020			As of December 31, 2021
	As Previously Reported	Correction	As Revised	As Previously Reported	Correction	As Revised
	RMB	RMB	RMB	RMB	RMB	RMB
	(in thousands)
-Interest and investment income, net	521,731	(129,571)	392,160
-Income before income taxes	3,668,512	(129,571)	3,538,941
-Net income	3,407,567	(129,571)	3,277,996
-Goodwill				4,071,391	(129,571)	3,941,820
-Retained earnings				14,940,778	(129,571)	14,811,207